Leases - Schedule of Lease Liabilities Subsequent (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	$ 1,512
First year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	258
Second year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	257
Third year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	$ 997